Redeemable Preferred Stock and Stockholders Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Redeemable Preferred Stock and Stockholders Deficit
9. Redeemable Preferred Stock and Stockholders' Deficit

6. Redeemable Preferred Stock and Stockholders’ Deficit

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.001 per share. The Company has designated 1,250,000 of these shares as Series A Convertible Preferred Stock and 2,000,000 of these shares as Series B Super Voting Preferred Stock.

On February 2, 2022, the Company entered into a Series A Preferred Stock Purchase Agreement with an investor. The Company issued 59,125 shares for proceeds of $53,500.

On March 24, 2022, the Company entered into a Series A Preferred Stock Purchase Agreements with an investor. The Company issued 59,125 shares for proceeds of $53,500.

Rights and Privileges of the Series A Preferred Stock

☐	Voting - Series A Preferred Stock holders have no voting rights
☐	Dividends - 8% cumulative dividend, compounded daily, payable solely upon redemption, liquidation, or conversion. (increases to 22% for an event of default)
☐

Redemption - Company has the right to redeem the shares from the issuance date through 270 days following the issuance date using the table noted in the Certificate of Designations, Preferences, Rights and Limitations of Series A Convertible Preferred Stock agreement. After 270 days, except for the Mandatory Redemption, the Company does not have the right to redeem the shares.

☐

Mandatory Redemption - 18 months after the Issuance Date or upon the occurrence of an Event of Default, the Company is required to redeem all of the shares of Series A Preferred Stock of the Holder. The Company shall make a cash payment in an amount equal to the total number of shares of Series A Preferred Stock held by the Holder multiplied by the then current Stated Value as adjusted (including but not limited to the addition of any accrued unpaid dividends and the Default Adjustment

☐

Conversion - At any time after 6 months following the Issuance Date, the Holder may convert all or any part of the outstanding Series A Preferred Stock into shares of Common Stock. The Variable Conversion Price is defined as 75% of the the Market Price. The Market Price is defined as the average of the 3 lowest Trading Prices for the Common Stock during the 15 day Trading Period ending on the last complete Trading Day prior to the Conversion Date.

☐	Default Adjustments - Upon the occurrence of any Event of Default, the Stated Value will be increased between 150% and 200%, depending on the Event of Default.

Based on the terms of the conversion feature, the Company could be required to issue an infinite number of shares of common stock. As such, the Company has determined the conversion feature to be a derivative liability under relevant accounting guidance. The Company estimated the fair value of the conversion feature using the Binomial Lattice Model on the date of issuance, on the date of each conversion notice, and remeasures the fair value at each reporting period. During the three months ended March 31, 2022, the Company issued 118,250 shares of series A preferred stock for proceeds of $107,500. Related to these issuances, the Company recorded derivative liabilities of $57,218 and discounts to the preferred stock of $57,218, which is being amortized to deemed dividends over the redemption period.

During the three months ended March 31, 2022, the holder of the series A preferred stock converted 118,250 shares of series A preferred stock and accrued dividends into 37,377,063 shares of common stock. Related to these conversions during the three months ended March 31, 2022, the Company recorded a reduction of the associated derivative liability for the conversion features of $49,876 and a reduction of the preferred stock discount of $63,136 and $68,857 of deemed dividend.

Rights and Privileges of the Series B Preferred Stock

In February 2021, the Company issued 500,000 shares, respectively of its Series B Super Voting Preferred Stock. Each share of Series B preferred stock has voting rights equal to 500 shares of common stock, is not entitled to receive dividends, is not convertible into shares of common stock. If the holder of the Series B preferred stock ceases to be a Board Member, the Company will repurchase any Series B preferred stock from the holder for a price of $0.001 per share. If the holder of the Series B preferred stock proposes to transfer any shares of Series B preferred stock, the Company will have 90 days to repurchase the shares for a price of $0.001 per share. The grant date fair value of the Series B preferred stock issued during the three months ended March 31, 2021 was $278,447, and was recorded to stock-based director compensation expense in the accompanying condensed consolidated statements of operations.

Common Stock

2022

During the three months ended March 31, 2022, the Company issued 3,113,005 shares of common stock for services provided by a vendor.

During the three months ended March 31, 2022, the Company issued 19,560,705 shares of common stock for the exercise of a warrant on a cashless basis.

During the three months ended March 31, 2022, the Company issued 37,377,063 shares of common stock for the conversion of Series A preferred stock and accrued dividends.

2021

During the three months ended March 31, 2021, the Company sold a total of 21,776,961 shares of common stock for proceeds of $108,377, of which $51,822 has been recorded as a subscription receivable as of March 31, 2021 and was collected in April 2021.

During the three months ended March 31, 2021, the Company issued 3,243,785 shares of common stock for the conversion of $16,543 of accrued expenses owed to the VP and General Manager.

During the three months ended March 31, 2021, the Company issued 14,181,071 shares of common stock for the conversion of Series A preferred stock and accrued dividends.

9. Redeemable Preferred Stock and Stockholders’ Deficit

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.001 per share. The Company has designated 1,250,000 of these shares as Series A Convertible Preferred Stock (“Series A Preferred Stock”).

During the year ended December 31, 2020, the Company entered into a Series A Preferred Stock Purchase Agreements with investors. The Company issued 333,850 shares for proceeds of $303,070.

On February 1, 2021, the Company entered into a Series A Preferred Stock Purchase Agreement with an investor. The Company issued 58,850 shares for proceeds of $53,500.

On March 1, 2021, the Company entered into a Series A Preferred Stock Purchase Agreements with an investor. The Company issued 80,850 shares for proceeds of $73,500.

On April 5, 2021, the Company entered into a Series A Preferred Stock Purchase Agreements with an investor. The Company issued 58,850 shares for proceeds of $53,500.

On April 30, 2021, the Company entered into a Series A Preferred Stock Purchase Agreements with an investor. The Company issued 59,125 shares for proceeds of $53,750.

On June 17, 2021, the Company entered into a Series A Preferred Stock Purchase Agreements with an investor. The Company issued 60,500 shares for proceeds of $55,000.

On August 11, 2021, the Company entered into a Series A Preferred Stock Purchase Agreements with an investor. The Company issued 59,125 shares for proceeds of $53,750.

On September 13, 2021, the Company entered into a Series A Preferred Stock Purchase Agreements with an investor. The Company issued 59,125 shares for proceeds of $53,750.

On December 27, 2021, the Company entered into a Series A Preferred Stock Purchase Agreement with an investor. The Company issued 81,125 shares for proceeds of $73,750.

Rights and Privileges of the Series A Preferred Stock

●	Voting – Series A Preferred Stock holders have no voting rights
●	Dividends – 8% cumulative dividend, compounded daily, payable solely upon redemption, liquidation, or conversion. (increases to 22% for an event of default)
●

Liquidation Preference – equal to the then Stated Value (initially $1.00 per share) as adjusted pursuant to the terms in the agreement (including but not limited to the additional of any accrued unpaid dividends and the Default Adjustment (as defined), if applicable.

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Redemption – Company has the right to redeem the shares from the issuance date through 270 days following the issuance date using the table noted in the Certificate of Designations, Preferences, Rights and Limitations of Series A Convertible Preferred Stock agreement. After 270 days, except for the Mandatory Redemption, the Company does not have the right to redeem the shares.

●

Mandatory Redemption – 18 months after the Issuance Date or upon the occurrence of an Event of Default, the Company is required to redeem all of the shares of Series A Preferred Stock of the Holder. The Company shall make a cash payment in an amount equal to the total number of shares of Series A Preferred Stock held by the Holder multiplied by the then current Stated Value as adjusted (including but not limited to the addition of any accrued unpaid dividends and the Default Adjustment

●

Conversion – At any time after 6 months following the Issuance Date, the Holder may convert all or any part of the outstanding Series A Preferred Stock into shares of Common Stock. The Variable Conversion Price is defined as 75% of the Market Price. The Market Price is defined as the average of the 3 lowest Trading Prices for the Common Stock during the 15 day Trading Period ending on the last complete Trading Day prior to the Conversion Date.

●	Default Adjustments – Upon the occurrence of any Event of Default, the Stated Value will be increased between 150% and 200%, depending on the Event of Default.

Based on the terms of the conversion feature, the Company could be required to issue an infinite number of shares of common stock. As such, the Company has determined the conversion feature to be a derivative liability under relevant accounting guidance. The Company estimated the fair value of the conversion feature using the Binomial Lattice Model on the date of issuance, on the date of each conversion notice, and remeasures the fair value at each reporting period. During the year ended December 31, 2021, the Company issued 517,550 shares of series A preferred stock for proceeds of $470,500. Related to these issuances, the Company recorded derivative liabilities of $392,410 and discounts to the preferred stock of $319,856, which is being amortized to deemed dividends over the redemption period. Also related to these issuances the Company recorded deemed dividends of $76,304.

During the year ended December 31, 2021, the holder of the Series A preferred stock converted 504,625 shares of Series A preferred tock and accrued dividends into 113,571,233 shares of common stock. Related to these conversions during the year ended December 31, 2021, the Company recorded a reduction of the associated derivative liability for the conversion features of $356,951 and a reduction of the preferred stock discount of $206,629 and $238,442 of deemed dividend.

During the year ended December 31, 2020, the holder of the series A preferred stock converted 308,000 shares of series A preferred stock and accrued dividends into 272,256,929 shares of common stock. Related to these conversions during the year ended December 31, 2020, the Company recorded a reduction of the associated derivative liability for the conversion features of $340,234 and a reduction of the preferred stock discount of $253,896 and $202,021 of deemed dividend.

Rights and Privileges of the Series B Preferred Stock

On February 10, 2020, the Company designated and subsequently issued 1,000,000 shares of its newly formed Series B Super Voting Preferred Stock. Each share of Series B preferred stock has voting rights equal to 500 shares of common stock, is not entitled to receive dividends, is not convertible into shares of common stock. If the holder of the Series B preferred stock ceases to be a Board Member, the Company will repurchase any Series B preferred stock from the holder for a price of $0.001 per share. If the holder of the Series B preferred stock proposes to transfer any shares of Series B preferred stock, the Company will have 90 days to repurchase the shares for a price of $0.001 per share.

The grant date fair value of the Series B preferred stock issued during 2020 was estimated based upon the control premium of the Company, less a 10% discount. $277,543 was recorded to stock-based director compensation expense in the accompanying consolidated statement of operations.

The grant date fair value of the Series B preferred stock issued during 2021was estimated based upon the control premium of the Company, less a 10% discount. $2,554,447 was recorded to stock-based director compensation expense in the accompany consolidated statement of operations.

Common Stock

2021

During the year ended December 31, 2021, the Company sold a total of 151,368,383 shares of common stock for proceeds of $621,745.

During the year ended December 31, 2021, the Company issued a total of 10,479,231 shares of common stock for the conversion of $58,588 of accrued expenses owed to the VP and General Manager and another employee.

During the year ended December 31, 2021, the Company issued 498,260 shares for the cashless exercise of warrants.

During the year ended December 31, 2021, the Company issued 113,571,223 shares of common stock for the conversion of Series A preferred stock and accrued dividends.

During the year ended December 31, 2021, the Company issued 1,780,825 shares of common stock for the conversion of debt and accrued interest.

During the year ended December 31, 2021, the Company issued a total of 6,979,452 shares of common stock for a loan commitment fee and a loan extension fee.

2020

During the year ended December 31, 2020, the Company sold a total of 44,803,645 shares of common stock for proceeds of $202,973 of which $51,723 was raised under the Equity Purchase Agreement (see below).

During the year ended December 31, 2020 the Company issued a total of 931,278,827 shares of common stock for the conversion of debt, accrued interest and fees, and the conversion of series A preferred stock and accrued dividends.

During the year ended December 31, 2020, the Company issued 105,038,690 shares of common stock for the cashless exercise of warrants.

During the year ended December 31, 2020, the Company issued 26,828,800 shares of common stock for the conversion of $67,072 of accrued expenses owed to the CEO and VP of Operations.

On July 27, 2020, the Company entered into an Equity Purchase Agreement with an investor. Per the terms of the agreement, the investor will purchase up to $2,500,000 of the Company’s common stock at a 20% discount to the market price or the valuation price (as defined). The Company has the right, but not the obligation, to direct the investor to purchase put shares of not less than $5,000 and not more than $175,000 or 200% of the average daily trading value (as defined). During the year ended December 31, 2020, the Company issued 8,000,000 shares of common stock as a commitment fee on an equity line of credit with an investor, which was recorded as an offset to additional paid in capital in the accompanying condensed consolidated financial statements. Also during the year ended December 31, 2020, the Company issued 18,053,645 shares of common stock for $51,723 under the Equity Purchase Agreement.